Summary of Significant Accounting Policies - Goodwill and Intangible Assets (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2015 USD ($) segment	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) segment	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Goodwill
Number of reportable segments | segment	1		1
Goodwill impairment	$ 0	$ 0
Intangible Assets
Finite-lived asset, net	$ 1,308,000		$ 1,414,000
Virtu Financial, LLC and subsidiaries
Goodwill
Number of reportable segments | segment			1
Goodwill impairment			$ 0	$ 0	$ 0
Intangible Assets
Write-off of finite-lived intangible assets			0	0	1,489,000
Finite-lived asset, net			1,414,000	$ 1,626,000
Indefinite-lived intangibles			$ 0
Virtu Financial, LLC and subsidiaries | The "DMM" rights
Intangible Assets
Write-off of finite-lived intangible assets					1,500,000
Finite-lived asset, net					$ 0